Business Developments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Estimated Fair Values of Assets Acquired and Liabilities Assumed [Table Text Block]

(in millions)
Loans	¥1,086,638
Intangible assets (1)	146,899
Total assets	1,728,480
Deposits—Total deposits	915,075
Total liabilities	1,242,115

Note:	(1)
Intangible assets with weighted average amortization period of
13.2

years
primarily include ¥
79,552
million of
customer
relationship
s
with weighted average amortiz
a
tion
period of 13.1 years
and ¥
44,140
million of core deposit intangibles with weighted average amortization period of
10.1
years.

Pro Forma Statements of Income (Unaudited) [Table Text Block]

	Six months ended September 30,
	2018	2019
	(in millions)
Statement of income data:
Net interest income	¥68,378	¥61,073
Non-interest income—Total	13,837	14,387
Net income attributable to Mitsubishi UFJ Financial Group	8,058	7,420

Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member]
Business Developments [Line Items]
Pro Forma Statements of Income (Unaudited) [Table Text Block]

	Six months ended September 30,
	2018	2019
	(in millions)
Statement of income data:
Non-interest income—Total	¥42,222	¥35,294
Net income attributable to Mitsubishi UFJ Financial Group	9,375	7,479